FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Foreign currency risk (Details) - CAD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Percentage of increase in risk assumption	1.00%
Percentage of decrease in risk assumption	1.00%
Currency risk [member] | United States of America, Dollars
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Percentage of increase in risk assumption	10.00%
Decrease in loss due possible decrease in risk assumption	$ 1,048	$ 1,073
Percentage of decrease in risk assumption	10.00%
Currency risk [member] | Australia, Dollars
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Percentage of increase in risk assumption	10.00%
Decrease in loss due possible decrease in risk assumption	$ 631	851
Percentage of decrease in risk assumption	10.00%
Increase in loss due possible decrease in risk assumption	$ 851	$ 851